Shareholders' Equity	6 Months Ended
Jun. 30, 2021
Shareholders' Equity
Shareholders' Equity

NOTE 4 – Shareholders’ Equity

2020 Purchase Agreement and Registration Rights Agreement with Aspire Capital –

On June 30, 2020, the Company entered into a Purchase Agreement (“2020 Purchase Agreement”) with Aspire Capital, which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $30.0 million of the Company’s ADS, with each ADS representing one hundred (100) ordinary shares, during a 30-month period beginning on the effective date of a registration statement related to the transaction. Concurrently with entering into the 2020 Purchase Agreement, the Company also entered into a registration rights agreement with Aspire Capital, in which the Company agreed to file one or more registration statements, as permissible and necessary to register under the Securities Act of 1933, as amended (the “Securities Act”), the sale of the Company’s securities that have been and may be issued to Aspire Capital under the 2020 Purchase Agreement.

Under the 2020 Purchase Agreement, after the SEC declared effective the registration statement referred to above (which occurred in July 2020), on any trading day selected by the Company, the Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice (each, a “Purchase Notice”), directing Aspire Capital (as principal) to purchase up to 150,000 ADSs per business day and up to $30.0 million of the Company’s ADSs in the aggregate at a per share price (the “Purchase Price”) equal to the lesser of:

•	the lowest sale price of the Company’s ADSs on the purchase date; or
•

the arithmetic average of the three (3) lowest closing sale prices for the ADSs during the ten (10) consecutive business days ending on the business day immediately preceding such Purchase Date (to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction).

In addition, on any date on which the Company submits a Purchase Notice to Aspire Capital in an amount of 150,000 ADSs, the Company also has the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of ADSs equal to up to 30% of the aggregate shares of the Company’s ADSs traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of 250,000 ADSs. The purchase price per share pursuant to such VWAP Purchase Notice is generally 97% of the volume-weighted average price for the Company’s ADSs traded on its principal market on the VWAP Purchase Date.

The Purchase Price will be adjusted for any reorganization, recapitalization, non-cash dividend, stock split, or other similar transaction occurring during the period(s) used to compute the Purchase Price. The Company may deliver multiple Purchase Notices and VWAP Purchase Notices to Aspire Capital from time to time during the term of the Purchase Agreement, so long as the most recent purchase has been completed.

The 2020 Purchase Agreement provides that the Company and Aspire Capital shall not effect any sales under the Purchase Agreement on any purchase date where the closing sale price of the Company’s ADSs is less than $0.25. Additionally, governing law in the United Kingdom, where the Company is incorporated, requires a minimum payment per ADS to be issued pursuant to a purchase notice equal to the nominal value of an ADS (i.e., $0.0001). There are no trading volume requirements or restrictions under the Purchase Agreement, and the Company will control the timing and amount of sales of the Company’s ADSs to Aspire Capital. Aspire Capital has no right to require any sales by the Company, but is obligated to make purchases from the Company as directed by the Company in accordance with the Purchase Agreement. There are no limitations on use of proceeds, financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement.

In accordance with ASC 815-40-15, Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock, since the ultimate floor price, which is effectively the nominal value of the ADS which was denominated in GBP at the time of entering into the 2018 Purchase agreement as well as the 2020 Purchase Agreement (together “the Purchase Agreements”) prior to the 2020 Redenomination, the number of shares issuable under the contract was impacted by foreign currency, therefore ASC 815-40-15-7I precluded the Purchase Agreements from being indexed to the Company’s own stock. The Company determined that the right to sell shares to Aspire Capital under the Purchase Agreements represents a freestanding put option that met the criteria of a derivative pursuant to ASC 815 Derivatives and Hedging. Since the purchase price per share pursuant to the Purchase Agreements is at the market, the Company concluded that the put option has a fair value of zero, and therefore no additional accounting related to the put option was required.

In consideration for entering into the 2020 Purchase Agreement, the Company issued to Aspire Capital 40,760,900 ordinary shares of the Company (the “2020 Commitment Shares”) which had a fair value of approximately $900,000. Since the Company has determined that the 2020 Purchase Agreement was considered a freestanding put option derivative in accordance with ASC 815 Derivatives and Hedging when entering into the agreement, the Company recorded the value of the 2020 Commitment Shares in General and administrative expenses in the Consolidated Statements of Comprehensive Loss. The 2020 Purchase Agreement may be terminated by the Company at any time, at its discretion, without any cost to the Company. Aspire Capital has agreed that neither it nor any of its agents, representatives and affiliates shall engage in any direct or indirect short-selling or hedging of the Company’s securities during any time prior to the termination of the 2020 Purchase Agreement. Any proceeds the Company receives under the 2020 Purchase Agreement are expected to be used for working capital and general corporate purposes.

During the twelve months ended December 31, 2020, the Company sold to Aspire Capital 460,758,800 ordinary shares of the Company for gross proceeds of approximately $6,000,000. During the six months ended June 30, 2021, the Company sold to Aspire Capital 117,647,100 ordinary shares of the Company for gross proceeds of $2,000,001. As of June 30, 2021, approximately $22 million of the original purchase commitment of $30 million remains available under the facility.

2020 Private Placements –

On February 13, 2020, February 19, 2020, February 20, 2020 and February 28, 2020, the Company entered into securities purchase agreements with certain accredited and institutional investors, including Dr. Ray Prudo, the Company’s Chairman, providing for the issuance of an aggregate of 5,620,296 ADSs in a private placement at $1.70 per ADS for aggregate gross proceeds of approximately $9.5 million, which subsequently closed. The Company also entered into a letter agreement with Paulson Investment Company to serve as the placement agent for the Company in connection with this offering. In connection with the offering, the Company issued to the investors unregistered warrants to purchase 2,810,136 ADSs at $2.20 per ADS and 449,623 ADSs to the Placement Agent at $2.55 per ADS (See Note 3).

2019 Registered Direct Offering –

On July 3, 2019, the Company sold to certain institutional investors, accredited investors and an existing shareholder, RPC Pharma Ltd., an affiliated entity of Dr. Ray Prudo, the Company’s Chairman, an aggregate of 2,368,392 ADSs in a registered direct offering at $1.90 per ADS, resulting in gross proceeds of approximately $4.5 million. The Company also entered into a letter agreement with the Paulson Investment Company to serve as the placement agent for the Company in connection with this offering. In connection with the sale of the ADSs in the 2019 Registered Direct Offering, the Company issued unregistered warrants to investors and the Placement Agent to purchase an aggregate of 1,361,842 ADSs in a private placement at $3.00 per ADS and $2.85 per ADS respectively (See Note 3).

		Balance	Warrants	Warrants	Balance	Balance
	Exercise	December 31,	Issued	Exercised	December 31,	June 30,
Description	Price	2019	in 2020	in 2020	2020	2021
2019 Investor Warrants	$3.00	1,184,213	—	—	1,184,213	1,184,213
2019 Placement Warrants	$2.85	177,629	—	—	177,629	177,629
2020 Investor Warrants	$2.20	—	2,810,136	(12,500)	2,797,636	2,797,636
2020 Placement Warrants	$2.55	—	449,623	—	449,623	449,623
		1,361,842	3,259,759	(12,500)	4,609,101	4,609,101

2018 Purchase Agreement and Registration Rights Agreement with Aspire Capital –

On September 26, 2018, the Company entered into a Purchase Agreement (“2018 Purchase Agreement”) with Aspire Capital, which provided that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital was committed to purchase up to an aggregate of $20.0 million of the Company’s ADS, with each ADS representing one hundred (100) ordinary shares, during a 30-month period beginning on the effective date of a registration statement related to the 2018 Purchase Agreement. Concurrently with entering into the 2018 Purchase Agreement, the Company also entered into a registration rights agreement with Aspire Capital, in which the Company agreed to file one or more registration statements, as permissible and necessary to register under the Securities Act, the sale of the Company’s securities that have been and may be issued to Aspire Capital under the 2018 Purchase Agreement.

Under the 2018 Purchase Agreement, after the SEC declared effective the registration statement referred to above (which occurred in March 2019), on any trading day selected by the Company, the Company had the right, in its sole discretion, to present Aspire Capital with a purchase notice (each, a “Purchase Notice”), directing Aspire Capital (as principal) to purchase up to 150,000 ADSs per business day and up to $20.0 million of the Company’s ADSs in the aggregate at a per share price (the “Purchase Price”) equal to the lesser of:

•	the lowest sale price of the Company’s ADSs on the purchase date; or
•

the arithmetic average of the three (3) lowest closing sale prices for the ADSs during the ten (10) consecutive business days ending on the business day immediately preceding such Purchase Date (to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction).

In addition, on any date on which the Company submitted a Purchase Notice to Aspire Capital in an amount of 150,000 ADSs, the Company also had the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of ADSs equal to up to 30% of the aggregate shares of the Company’s ADSs traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of 250,000 ADSs. The purchase price per share pursuant to such VWAP Purchase Notice was generally 97% of the volume-weighted average price for the Company’s ADSs traded on its principal market on the VWAP Purchase Date.

The Purchase Price was adjustable for any reorganization, recapitalization, non-cash dividend, stock split, or other similar transaction occurring during the period(s) used to compute the Purchase Price. The Company could deliver multiple Purchase Notices and VWAP Purchase Notices to Aspire Capital from time to time during the term of the Purchase Agreement, so long as the most recent purchase has been completed.

The Purchase Agreement provided that the Company and Aspire Capital shall not effect any sales under the Purchase Agreement on any purchase date where the closing sale price of the Company’s ADSs is less than $0.25. There were no trading volume requirements or restrictions under the Purchase Agreement, and the Company controlled the timing and amount of sales of the Company’s ADSs to Aspire Capital. Aspire Capital had no right to require any sales by the Company, but was obligated to make purchases from the Company as directed by the Company in accordance with the Purchase Agreement. There were no limitations on use of proceeds, financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement.

In consideration for entering into the Purchase Agreement, concurrently with the execution of the Purchase Agreement, the Company issued to Aspire Capital 30,000,000 ordinary shares of the Company (the “2018 Commitment Shares”) and sold to Aspire Capital 25,000,000 ordinary shares (the “2018 Initial Shares”) for gross proceeds of $500,000. The Company recorded the value of the 2018 Commitment Shares as general and administrative expenses in its Consolidated Statements of Comprehensive Loss. Aspire Capital agreed that neither it nor any of its agents, representatives and affiliates shall engage in any direct or indirect short-selling or hedging of the Company’s securities during any time prior to the termination of the 2018 Purchase Agreement. Any proceeds the Company received under the 2018 Purchase Agreement were used for working capital and general corporate purposes. The Company terminated the 2018 Purchase Agreement on June 30, 2020.

Share option plan – In accordance with the Company’s 2014 Equity Incentive Plan (the “Plan”), the number of shares that may be issued upon exercise of options under the Plan shall not exceed 400,000,000 ordinary shares. At June 30, 2021, 276,550,965 ordinary shares are available for future issuance under the Plan. The option plan is administered by the Company’s Board of Directors and grants are made pursuant thereto by the compensation committee. The per share exercise price for the shares to be issued pursuant to the exercise of an option shall be such price equal to the fair market value of the Company’s ordinary shares on the grant date and set forth in the individual option agreement. Options expire ten years after the grant date and typically vest over one to four years.

The following is a summary of the Company’s share option activity and related information for employees and directors for the period ended June 30, 2021:

				Weighted
				average
		Weighted	Weighted	remaining
		average	average	contractual	Aggregate
	Number	exercise	grant date	term	intrinsic
	of shares	price	fair value	(in years)	value
Options outstanding as of January 1, 2021	112,649,035	$0.09		7.1	$9,550
Changes during the period:
Granted	10,800,000	$0.02	0.02	10.0	$—
Forfeited	—	—	—	—	—
Options outstanding at June 30, 2021	123,449,035	$0.08		6.9	$4,000
Exercisable options at June 30, 2021	87,586,535	$0.11		6.3	$—

The Company measures compensation cost for all share-based awards at fair value on the date of grant and recognizes compensation expense in general administrative and research and development expenses within its unaudited Condensed Consolidated Statements of Comprehensive Income (Loss) using the straight-line method over the service period over which it expects the awards to vest.

The Company estimates the fair value of all time-vested options as of the date of grant using the Black-Scholes option valuation model, which was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. Option valuation models require the input of highly subjective assumptions, including the expected share price volatility, which is calculated based on the historical volatility of peer companies. The Company uses a risk-free interest rate, based on the U.S. Treasury instruments in effect at the time of the grant, for the period comparable to the expected term of the option. Given its limited history with share option grants and exercises, the Company uses the “simplified” method in estimating the expected term, the period of time that options granted are expected to be outstanding, for its grants.

The Company classifies its stock-based payments which are settled in ordinary shares as equity-classified awards.

The Company measures equity-classified awards at their grant date fair value and does not subsequently re-measure them. Compensation costs related to equity-classified awards generally are equal to the grant date fair value of the award amortized over the vesting period of the award.

Below are the assumptions used for the options granted during the six months ended June 30, 2021:

June 30, 2021
Expected dividend yield	0%
Expected volatility	70.66%-82.22%
Risk-free interest	0.64%-0.87%
Expected life	5.5-6.25 years

The following is a summary of the Company’s share options granted separated into ranges of exercise price as of June 30, 2021:

					Remaining
		Weighted			contractual
		average	Weighted		life (years	Weighted
Exercise		remaining	average		for	average
price	Options	contractual	exercise	Options	exercisable	exercise
(range) ($)	outstanding	life (years)	price ($)	exercisable	options)	price ($)
0.02-0.05	88,400,000	7.82	0.02	52,537,500	7.43	0.03
0.12-0.19	18,334,629	4.81	0.15	18,334,629	4.81	0.15
0.32	16,714,406	4.23	0.32	16,714,406	4.23	0.32
	123,449,035			87,586,535

During the three and six months ended June 30, 2021 and 2020, the Company recorded approximately $  82,102,  $166,994,  $63,330 and $163,834, respectively, in stock-based compensation expenses for employees and directors. At June 30, 2021, there was approximately $347,445 of unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Company’s share option plans which the Company expects to recognize over a weighted average of 1.8 years.